STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows used in operating activities
Net loss for the year	$ (21,233)	$ (20,423)	$ (13,872)
Items not affecting cash
Accrued interest expense	3,542	1,589	937
Changes in non-cash working capital items
Accounts payable and accrued expenses	1,695	(1,833)	(4,220)
Net cash used in operating activities	(15,996)	(20,667)	(17,155)
Cash flows from financing activities
Advance from third party	15,871	0	0
Loan received	0	20,320	15,000
Cash flows from financing activities	15,871	20,320	15,000
Change in cash during the year	(125)	(347)	(2,155)
Cash, beginning of year	1,518	1,865	4,020
Cash, end of year	$ 1,393	$ 1,518	$ 1,865